FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis
	(Level 1)	(Level 2)	(Level 3)
As of March 31, 2026
Assets:
Cash and marketable securities held in Trust Account	$207,450,297	$—	$—
As of December 31, 2025
Assets:
Cash and marketable securities held in Trust Account	$205,642,100	$—	$—

	(Level 1)	(Level 2)	(Level 3)
As of December 31, 2025
Assets:
Cash and marketable securities held in Trust Account	$205,642,100	$—	$—

Schedule of Quantitative Information Regarding Market Assumptions	The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Rights:
June 16, 2025
Implied Ordinary Share price	$9.77
Probability of acquisition	60%
Calculated value per Public Right	$0.23
The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Rights:
June 16, 2025
Implied Ordinary Share price	$9.77
Probability of acquisition	60%
Calculated value per Public Right	$0.23